GOING CONCERN (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Cash and cash equivalents	$ 62,555	$ 393,254						$ 22,291
Accumulated Deficit	26,329,779	27,139,889						174,718
Stockholders equity	51,366	$ (215,910)	$ (221,082)	$ (318,362)	$ 40,981	$ 146,480	$ 76,630	$ 95,248	$ (55,566)
Working capital	$ 68,612